Financial income, financial expenses and exchange losses - Additional Information (Detail) - EUR (€) € in Thousands		6 Months Ended		12 Months Ended
	Jun. 01, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Details Of Financial Income Financial Expenses And Exchange Gains Or Losses [Line Items]
Options - Changes in fair value				€ 20,675	€ 17,743	€ 0
Loss on change in fair value of options		€ (15,705)	€ (5,293)	(13,391)	(15,729)	(4,154)
Foreign exchange gains/(losses)		(9,893)	(2,728)	(7,791)	€ 13,455	€ (2,441)
Options
Details Of Financial Income Financial Expenses And Exchange Gains Or Losses [Line Items]
Options - Changes in fair value		€ 60	€ 20,675
Put Options [Member]
Details Of Financial Income Financial Expenses And Exchange Gains Or Losses [Line Items]
Options - Changes in fair value				€ 20,675
Additional purchase of options percentage	5.00%
Put Option Noncontrolling Interest Percentage		10.00%		10.00%